Schedule of Property Plant and Equipment (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,588,419	$ 12,362,479	$ 11,566,554
Less: accumulated depreciation	(1,072,341)	(8,345,903)	(7,823,221)
Total	516,078	4,016,576	3,743,333
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	370,788	2,885,799	2,590,799
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	477,324	3,714,960	3,803,655
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 740,307	$ 5,761,720	$ 5,172,100